LOANS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ (5,886,225)	$ (5,561,442)
Loans, net	420,463,583	400,904,404
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	426,121,044	406,271,026
Deferred loan origination costs, net	228,764	194,820
Allowance for loan losses	(5,886,225)	(5,561,442)	$ (5,590,668)
Loans, net	420,463,583	400,904,404
Loans Receivable | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	319,197,829	316,989,743
Allowance for loan losses	(4,096,178)	(4,401,802)	(4,208,561)
Loans Receivable | Real estate loans | One-to-four family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	110,792,710	117,591,822
Allowance for loan losses	(1,139,730)	(1,119,762)	(1,424,663)
Loans Receivable | Real estate loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	41,182,067	41,391,862
Allowance for loan losses	(474,368)	(436,833)	(661,358)
Loans Receivable | Real estate loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	153,634,426	129,415,314
Allowance for loan losses	(1,984,088)	(1,650,290)	(1,454,455)
Loans Receivable | Real estate loans | Construction and land
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	13,588,626	28,590,745
Allowance for loan losses	(497,992)	(1,194,917)	(668,085)
Loans Receivable | Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	89,743,511	73,984,867
Allowance for loan losses	(1,434,687)	(951,215)	(1,219,080)
Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	17,179,704	15,296,416
Allowance for loan losses	(355,360)	(208,425)	(163,027)
Loans Receivable | Consumer | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	13,656,008	13,523,985
Allowance for loan losses	(279,670)	(198,150)	(116,478)
Loans Receivable | Consumer | Automobile and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	3,523,696	1,772,431
Allowance for loan losses	$ (75,690)	$ (10,275)	$ (46,549)